Financial Risks - Summary of Exchange Rates of US Dollar and UK Pound per Euro (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
USD [member]
Disclosure of foreign exchange rates [line items]
Closing rates	1.22	1.12	1.14	1.20	1.05
GBP [member]
Disclosure of foreign exchange rates [line items]
Closing rates	0.90	0.85	0.90	0.89	0.85